As filed with the Securities and Exchange Commission on February 17, 2006

Registration No 333-60461

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File # 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 29	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 125	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depository’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

Copies to:
Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on __________________ pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on __________________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be March 1, 2006.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II Flexible Premium Variable Life Insurance Policies.

Filing fee: None

This Post-Effective Amendment No. 29 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 28 to Registration Statement No. 333-60461 filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 23, 2005. The contents of Post-Effective Amendment No. 28 are incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

* Thomas C Sutton	Director, Chairman of the Board and Chief Executive Officer	_________, 2006

* Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer	_________, 2006

* David R. Carmichael	Director, Senior Vice President and General Counsel	_________, 2006

* Audrey L. Milfs	Director, Vice President and Corporate Secretary	_________, 2006

* James T. Morris	Chief Operating Officer	_________, 2006

* Edward R. Byrd	Vice President, Controller and Chief Accounting Officer	_________, 2006

* Brian D. Klemens	Vice President and Treasurer	_________, 2006

*By:	/s/ DAVID R. CARMICHAEL	February 17, 2006

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-60461, Accession No. 0001017062-02-000847, and incorporated by reference herein.)